Equity-Accounted Investees - Summary of Interest (Details) $ in Thousands	Dec. 31, 2021 CAD ($)
Investments Accounted For Using Equity Method [Abstract]
Interest in joint venture	$ 412,858
Interest in associate	0
Investments accounted for using equity method	$ 412,858